Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Long-term inflation rate	3.25%	3.50%
Growth rate for medical costs	6.35%	6.61%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	8.56%	6.37%
Nominal rate of salary increase (as a percent)	4.32%	4.58%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	8.78%	7.88%
Nominal rate of salary increase (as a percent)	6.09%	6.35%